Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue from contracts with customers	$ 7,713,601	$ 7,287,002	$ 4,902,865
Cost of Goods Sold	(2,738,529)	(2,521,903)	(1,566,068)
Gross Profit	4,975,072	4,765,099	3,336,797
Grant Income	1,169,869	1,411,505	3,408,199
Fair value losses to financial assets			(557,676)
Net foreign exchange gains/(losses)	(285,115)	12,183	(27,603)
Expenses
General and administrative expenses	(4,305,555)	(4,483,623)	(4,555,726)
Research and development expenses	(1,933,440)	(3,597,296)	(5,375,461)
Selling and marketing expenses	(3,471,556)	(3,452,416)	(2,029,648)
Operating loss	(3,850,725)	(5,344,548)	(5,801,118)
Finance income	185,438	135,866	327,756
Finance expenses	(14,712)	(7,305)	(7,576)
Finance costs - net	170,726	128,561	320,180
Share of loss from associates			(1,456,019)
Loss Before Income Tax	(3,679,999)	(5,215,987)	(6,936,957)
Income tax expense
Loss for the Period	(3,679,999)	(5,215,987)	(6,936,957)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	16,311	(1,358)	2,266
Total Comprehensive Loss for the Period	$ (3,663,688)	$ (5,217,345)	$ (6,934,691)
Basic Loss per Share (in cents per share) (in Dollars per share)	$ (1.24)	$ (2.26)	$ (3.04)
Diluted Loss per Share (in cents per share) (in Dollars per share)	$ (1.24)	$ (2.26)	$ (3.04)